Taxes (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(8.40%)	(9.70%)	(9.70%)
75% of research and development expenses deduction		0.10%	9.30%
75% of research and development expenses deduction		(0.10%)	(9.30%)
Tax rate difference outside of PRC	(3.40%)	(1.30%)
Change in valuation allowance	(12.60%)	(16.50%)
Permanent difference	(0.10%)	1.50%	0.60%
Effective tax rate	(0.50%)	(0.90%)	6.60%